SCHEDULE OF FAIR VALUE ON VALUATION TECHNIQUE (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	0.00
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	3.84
Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining contractual term	5 years
Minimum [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	62
Minimum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	$ 3
Minimum [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	13.5
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	4.31
Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Remaining contractual term	6 years
Maximum [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	67
Maximum [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annual dividend yield	$ 17
Maximum [Member] | Measurement Input, Default Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Borrowing rate	14.5